UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                  4/19/11
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               33

Form 13F Information Table Value Total:         $384,008

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP            COMMON   00766T100    11530        415780 SH       SOLE                    415780
APACHE CORP.                     COMMON   037411105    13591        103812 SH       SOLE                    103812
APPLE INC. COM.                  COMMON   037833100      573          1645 SH       SOLE                      1645
BARRICK GOLD CORPORATION         COMMON   067901108    32148        619296 SH       SOLE                    619296
BERKSHIRE HATHAWAY CLASS B       COMMON   084670207     1643           500 SH       SOLE                       500
CHEVRON CORPORATION              COMMON   166764100     1124         10460 SH       SOLE                     10460
CHINAEDU CORPORATION             COMMON   16945L107     2452        328269 SH       SOLE                    328269
CHINACAST EDUCATION CORP         COMMON   16946T109     6326       1006585 SH       SOLE                   1006585
CISCO SYSTEMS                    COMMON   17275R102    13193        769256 SH       SOLE                    769256
CONV.SOLUTIONS                   COMMON   21254V100        0         12000 SH       SOLE                     12000
DISH NETWORK CORP. CLASS A       COMMON   25470M109     1384         56800 SH       SOLE                     56800
ECHOSTAR HOLDING CORP.           COMMON   278768106      430         11360 SH       SOLE                     11360
ENERGY TRANSFER EQUITY, L.P.     COMMON   29273V100    18292        406488 SH       SOLE                    406488
ENERGY SOLUTIONS INC             COMMON   292756202     6724       1128260 SH       SOLE                   1128260
ENTERPRISE PRODUCTS PARTNERS L.P COMMON   293792107    32774        761121 SH       SOLE                    761121
EXXON MOBIL CORP                 COMMON   30231G102    17339        206101 SH       SOLE                    206101
GOLDCORP, INC                    COMMON   380956409    13832        277754 SH       SOLE                    277754
GOOGLE, INC.                     COMMON   38259P508      507           864 SH       SOLE                       864
HONEYWELL INTERNATIONAL INC.     COMMON   438516106     1066         17849 SH       SOLE                     17849
IBM CORPORATION                  COMMON   459200101      228          1400 SH       SOLE                      1400
MICROSOFT CORP                   COMMON   594918104    13415        528360 SH       SOLE                    528360
NALCO HOLDING CO.                COMMON   62985Q101    13107        479930 SH       SOLE                    479930
NOBLE ENERGY                     COMMON   655044105    23386        241964 SH       SOLE                    241964
NVIDIA CORP                      COMMON   67066G104    16012        867390 SH       SOLE                    867390
ORACLE CORP.                     COMMON   68389X105    16965        507451 SH       SOLE                    507451
QUALCOMM, INC.                   COMMON   747525103    51505        939356 SH       SOLE                    939356
SABINE ROYALTY TRUST             COMMON   785688102      273          4500 SH       SOLE                      4500
SOUTHWESTERN ENERGY              COMMON   845467109    14843        345428 SH       SOLE                    345428
TEVA PHARMACEUTICAL INC ADR      COMMON   881624209    14994        298865 SH       SOLE                    298865
UNILEVER PLC                     COMMON   904767704    10672        348527 SH       SOLE                    348527
WISDOMTREE INDIA EARNINGS FUND   COMMON   97717W422     4098        165260 SH       SOLE                    165260
ACCENTURE PLC CLASS A            COMMON   G1151C101    16233        295308 SH       SOLE                    295308
CHECK POINT SOFTWARE TECH LTD    COMMON   M22465104    13349        261496 SH       SOLE                    261496